Regulated Operations Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of Net Utility Plant
Major classes of regulated operations plant and their respective balances as of December 31, 2021 and 2020 were as follows:

	December 31,		December 31,
(Thousands of dollars)	2021	2020	2021	2020
	Southwest Gas Holdings, Inc.*		Southwest Gas Corporation
Gas plant:
Storage	$437,793	$101,203	$103,874	$101,203
Transmission	1,917,529	400,657	397,590	400,657
Distribution	7,506,489	7,078,656	7,506,489	7,078,656
General	530,346	515,879	496,643	515,879
Software and software-related intangibles	380,372	270,883	380,372	270,883
Other	17,161	16,722	16,607	16,722
	10,789,690	8,384,000	8,901,575	8,384,000
Less: accumulated depreciation and amortization	(3,397,736)	(2,419,348)	(2,538,508)	(2,419,348)
Construction work in progress	202,068	211,429	183,485	211,429
Net regulated operations plant	$7,594,022	$6,176,081	$6,546,552	$6,176,081

*Southwest Gas Holdings, Inc. includes the regulated operations plant associated with the Questar Pipelines acquisition.

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2021	2020	2019
Depreciation and amortization expense	$230,245	$215,636	$197,358

Schedule of Components of Lease Expense, and Supplemental Cash Flow Information Related to Leases
The components of lease expense were as follows:

(Thousands of dollars)	2021	2020	2019
Southwest:
Operating lease cost	$1,021	$1,251	$1,531

Centuri:
Operating lease cost	15,279	14,294	12,235

Finance lease cost:
Amortization of ROU assets	2,138	140	137
Interest on lease liabilities	278	37	34
Total finance lease cost	2,416	177	171
Short-term lease cost	103,800	19,806	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$122,516	$35,528	$30,154
Supplemental cash flow information related to leases for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$744	$14,669	$15,413
Operating cash flows from finance leases	—	278	278
Financing cash flows from finance leases	—	3,547	3,547

ROU assets obtained in exchange for lease obligations:
Operating leases	$609	$11,597	$12,206
Finance leases	—	3,332	3,332

	2020
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$766	$12,889	$13,655
Operating cash flows from finance leases	—	36	36
Financing cash flows from finance leases	—	199	199

ROU assets obtained in exchange for lease obligations:
Operating leases	$1,547	$19,372	$20,919
Finance leases	—	361	361

	2019
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839

Schedule of Supplemental Information Related to Leases Included in Balance Sheet
Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31,
	2021	2020
Southwest:
Operating leases:
Net regulated operations plant	$2,072	$2,195

Other current liabilities	$607	$656
Other deferred credits and other long-term liabilities	1,500	1,586
Total operating lease liabilities	$2,107	$2,242

Weighted average remaining lease term (in years)	4.22	4.24
Weighted average discount rate	4.90%	4.49%

Centuri:
Operating leases:
Other property and investments	$80,638	$81,010

Other current liabilities	$12,185	$10,032
Other deferred credits and other long-term liabilities	72,930	75,247
Total operating lease liabilities	$85,115	$85,279

Finance leases:
Other property and investments	$30,705	$752

Other current liabilities	$8,858	$202
Other deferred credits and other long-term liabilities	20,585	490
Total finance lease liabilities	$29,443	$692

Weighted average remaining lease term (in years)
Operating leases	7.57	10.08
Finance leases	3.92	2.12

Weighted average discount rate
Operating leases	3.95%	4.05%
Finance leases	2.58%	5.55%

Schedule of Maturities of Operating Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2021:

(Thousands of dollars)	Operating Leases
Southwest:
2022	$639
2023	522
2024	499
2025	483
2026	220
Thereafter	—
Total lease payments	2,363
Less imputed interest	256
Total	$2,107

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2022	$15,200	$9,494
2023	13,402	7,940
2024	11,321	6,476
2025	9,228	3,987
2026	7,878	2,108
Thereafter	45,529	1,008
Total lease payments	102,558	31,013
Less imputed interest	17,443	1,570
Total	$85,115	$29,443

Schedule of Maturities of Finance Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2021:

(Thousands of dollars)	Operating Leases
Southwest:
2022	$639
2023	522
2024	499
2025	483
2026	220
Thereafter	—
Total lease payments	2,363
Less imputed interest	256
Total	$2,107

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2022	$15,200	$9,494
2023	13,402	7,940
2024	11,321	6,476
2025	9,228	3,987
2026	7,878	2,108
Thereafter	45,529	1,008
Total lease payments	102,558	31,013
Less imputed interest	17,443	1,570
Total	$85,115	$29,443